Average Annual Total Returns	12 Months Ended	60 Months Ended	105 Months Ended		120 Months Ended	139 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	11.01%	[1]	9.23%
Morningstar Global Allocation Index (reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.78%	5.45%	6.97%	[1]	6.01%
Lipper Flexible Portfolio Funds Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.18%	6.32%	7.56%	[1]	6.33%
T. Rowe Price Global Allocation Fund - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.75%	5.99%			6.33%
Performance Inception Date						May 28, 2013
T. Rowe Price Global Allocation Fund - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.14%	4.74%			5.38%
T. Rowe Price Global Allocation Fund - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.39%	4.31%			4.75%
T. Rowe Price Global Allocation Fund - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.00%	6.13%	7.49%
Performance Inception Date			Mar. 23, 2016
T. Rowe Price Global Allocation Fund - Advisor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.53%	5.70%			6.08%
Performance Inception Date						May 28, 2013

[1]	Return since 3/23/16.